Share Capital (Details 1) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	19,357,500	16,445,000	11,920,000	10,130,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 11 months 84 days	3 years 6 months 14 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Options Exercisable, Number Exercisable	14,385,000	10,427,500
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 7 months 13 days	3 years 22 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
0.08 One [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	1,400,000	1,425,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 months 23 days	1 year 5 months 23 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Options Exercisable, Number Exercisable	1,400,000	1,425,000
Options Exercisable, Weighted Average Remaining Contractual Life	5 months 23 days	1 year 5 months 23 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
0.10 One [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,600,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months 14 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.10
Options Exercisable, Number Exercisable	3,600,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 14 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.10
0.06 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	5,312,500	5,350,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 11 months 8 days	3 years 11 months 8 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.06	$ 0.06
Options Exercisable, Number Exercisable	5,312,500	4,012,500
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 11 months 8 days	3 years 11 months 8 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.06	$ 0.06
0.08 Two [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	5,470,000	5,490,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months 7 days	4 years 6 months 4 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Options Exercisable, Number Exercisable	2,410,000	810,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 6 months 7 days	4 years 6 months 4 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
0.10 Two [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,075,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.10
Options Exercisable, Number Exercisable	1,537,500
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.10
0.09 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.09
Options Exercisable, Number Exercisable	125,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.09
0.145 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding		30,000
Options Outstanding, Weighted Average Remaining Contractual Life		5 months 16 days
Options Outstanding, Weighted Average Exercise Prices Options		$ 0.145
Options Exercisable, Number Exercisable		30,000
Options Exercisable, Weighted Average Remaining Contractual Life		5 months 16 days
Options Exercisable, Weighted Average Exercise Prices Options		$ 0.145
0.05 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding		500,000
Options Outstanding, Weighted Average Remaining Contractual Life		2 years 14 days
Options Outstanding, Weighted Average Exercise Prices Options		$ 0.05
Options Exercisable, Number Exercisable		500,000
Options Exercisable, Weighted Average Remaining Contractual Life		2 years 14 days
Options Exercisable, Weighted Average Exercise Prices Options		$ 0.05
0.10 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding		3,650,000
Options Outstanding, Weighted Average Remaining Contractual Life		2 years 6 months 14 days
Options Outstanding, Weighted Average Exercise Prices Options		$ 0.10
Options Exercisable, Number Exercisable		3,650,000
Options Exercisable, Weighted Average Remaining Contractual Life		2 years 6 months 14 days
Options Exercisable, Weighted Average Exercise Prices Options		$ 0.10